Financial instruments by category	12 Months Ended
Jun. 30, 2025
Financial instruments by category
Financial instruments by category

14. Financial instruments by category

According to IFRS 7, The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables, among others), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2025 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2025
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	141,068	-	-	141,068	26,499	167,567
Investments in financial assets:
- Public companies’ securities	-	35,305	-	35,305	-	35,305
- Mutual funds	-	132,230	-	132,230	-	132,230
- Bonds	-	55,801	-	55,801	-	55,801
- Others	5,410	3,812	13,770	22,992	-	22,992
Cash and cash equivalents:
- Cash at bank and on hand	167,672	-	-	167,672	-	167,672
- Short-term investments	-	9,148	-	9,148	-	9,148
Total assets	314,150	236,296	13,770	564,216	26,499	590,715

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2025
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	60,955	-	-	60,955	120,882	181,837
Borrowings (Note 20)	647,128	-	-	647,128	-	647,128
Lease liabilities (Note 13)	8,422	-	-	8,422	-	8,422
Derivative financial instruments:
- Foreign-currency future contracts	-	20	-	20	-	20
- Bond futures	-	29	-	29	-	29
Total liabilities	716,505	49	-	716,554	120,882	837,436

Financial assets and financial liabilities as of June 30, 2024 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 3
June 30, 2024
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	125,419	-	-	125,419	32,783	158,202
Investments in financial assets:
- Public companies’ securities	-	24,484	-	24,484	-	24,484
- Mutual funds	-	85,313	-	85,313	-	85,313
- Bonds	-	58,399	-	58,399	-	58,399
- Others	7,689	6,518	35	14,242	-	14,242
Derivative financial instruments
- Options on companies	78	-	-	78	-	78
Cash and cash equivalents:
- Cash at bank and on hand	28,586	-	-	28,586	-	28,586
- Short term investments	-	10,866	-	10,866	-	10,866
Total assets	161,772	185,580	35	347,387	32,783	380,170
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 3
June 30, 2024
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	51,165	-	-	51,165	103,597	154,762
Borrowings (Note 20)	511,329	-	-	511,329	-	511,329
Lease liabilities (Note 13)	15,265	-	-	15,265	-	15,265
Derivative financial instruments:
- Bond futures	-	6	-	6	-	6
Total liabilities	577,759	6	-	577,765	103,597	681,362

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.2025			06.30.2024
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	163,684	(22,616)	141,068	135,686	(10,267)	125,419
Financial liabilities
Trade and other payables	38,339	22,616	60,955	40,898	10,267	51,165

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	6,439	-	6,439
Interest expense	(38,727)	-	(38,727)
Interest expense on lease liabilities	(683)	-	(683)
Foreign exchange gains, net	13,904	-	13,904
Gain from repurchase of NCN	383	-	383
Fair value gain on financial assets at fair value through profit or loss	-	59,581	59,581
Interest and allowances generated by operating credits	1,607	-	1,607
Gain from derivative financial instruments, net	-	104	104
Other finance costs	(11,584)	-	(11,584)
Total financial instruments (i)	(28,661)	59,685	31,024

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	47,250	-	47,250
Interest expense	(54,800)	-	(54,800)
Interest expense on lease liabilities	(1,464)	-	(1,464)
Foreign exchange gains, net	20,894	-	20,894
Loss from repurchase of NCN	(252)	-	(252)
Fair value gain on financial assets at fair value through profit or loss	-	133,160	133,160
Interest and allowances generated by operating credits	2,635	-	2,635
Loss from derivative financial instruments, net	-	(1,934)	(1,934)
Other finance costs	(16,566)	-	(16,566)
Total financial instruments (i)	(2,303)	131,226	128,923
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	4,272	-	4,272
Interest expense	(61,686)	-	(61,686)
Interest expense on lease liabilities	(1,150)	-	(1,150)
Foreign exchange gains, net	35,028	-	35,028
Gain from repurchase of NCN	1,030	-	1,030
Fair value gain on financial assets at fair value through profit or loss	-	38,366	38,366
Interest and allowances generated by operating credits	3,424	-	3,424
Gain from derivative financial instruments, net	-	239	239
Other finance costs	(9,815)	-	(9,815)
Total financial instruments (i)	(28,897)	38,605	9,708

(i)

Included within “Financial results, net“ in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of interest and discount generated by operating assets, which are included within "Other operating results, net".

During the fiscal year ended June 30, 2025 and 2024, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-

As of June 30, 2025, there are no significant changes in economic or business circumstances that affect the fair value of the Group's financial assets and liabilities that were not considered in the fair value estimation.

As of June 30, 2025 and 2024, the carrying amount of assets and liabilities measured at amortized cost does not differ significantly from their fair value, except for loans, whose fair value is disclosed in Note 20.